Accounts payable to suppliers	12 Months Ended
Dec. 31, 2022
Accounts payable to suppliers [Abstract]
Accounts payable to suppliers
15.	Accounts payable to suppliers

Trade accounts payables to the Group’s suppliers principally comprise amounts outstanding for trade purchases, raw material and ongoing costs.

The average payment period to Betterware’s suppliers is 4 months mainly for its commercial purchases and to the JAFRA’s suppliers is 30 days for the commercial area and 90 days for the manufacturing area, without interest for all Group. The Group has financial risk management policies (see note 21) to ensure that all accounts payable are paid within the previously agreed credit terms.

The Company has established financing factoring for suppliers, through which they can discount their documents with different financial institutions (paying out the financial cost). Factoring payable balance is recognized within the suppliers account in the consolidated statement of financial position. The payable balance discounted by suppliers as of December 31, 2022, 2021 and 2020 amounted to Ps.584,872, Ps.1,237,913 and Ps.1,315,744, respectively.